Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Information about Credit Risk on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2019	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	7.2%	—	6.9%	6.2%	10.9%	70.7%
Estimated total gross carrying amount at default	794,678	601,094	61,917	24,409	40,213	67,045
Expected credit loss	57,611	—	4,283	1,513	4,386	47,429

		Trade receivables
			Days past due
As of December 31, 2020	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	13.1%	—	4.2%	4.9%	7.8%	72.8%
Estimated total gross carrying amount at default	332,567	126,706	91,233	29,675	36,413	48,540
Expected credit loss	43,519	—	3,860	1,451	2,852	35,356

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	1 year or less	2 to 5 years	Total
As of December 31, 2019	RMB’000	RMB’000	RMB’000

Financial assets
Trade and bills receivables	7,742,301	—	7,742,301
Other receivables, excluding tax recoverable	161,292	—	161,292
Cash and bank balances	6,390,918	—	6,390,918
Quoted equity securities	9,235	—	9,235

	14,303,746	—	14,303,746

Financial liabilities
Loans and borrowings	2,085,456	—	2,085,456
Trade and other payables (Note 22)	8,408,058	176,302	8,584,360
Lease liabilities	29,838	35,263	65,101
Derivative not designated as hedges – foreign exchange forward contract	999	—	999

	10,524,351	211,565	10,735,916

	1 year or less	2 to 5 years	More than 5 years	Total	Total
As of December 31, 2020	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Financial assets
Trade and bills receivables	8,082,391	—	—	8,082,391	1,248,959
Other receivables, excluding tax recoverable	76,195	—	—	76,195	11,774
Cash and bank balances	6,307,538	140,000	—	6,447,538	996,328
Quoted equity securities	6,258	—	—	6,258	967

	14,472,382	140,000	—	14,612,382	2,258,028

Financial liabilities
Loans and borrowings	1,753,142	524,275	—	2,277,417	351,926
Trade and other payables (Note 22)	10,025,069	191,563	—	10,216,632	1,578,760
Lease liabilities	24,313	22,761	325	47,399	7,324

	11,802,524	738,599	325	12,541,448	1,938,010

Exposures to Foreign Currency
The Group’s exposures to foreign currency are as follows:

	31.12.2019
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	9,235	—	—	—	—
Trade and other receivables	607	414	7,624	658	—
Cash and bank balances	228,589	52	11,233	2,595	7,364
Financial liabilities	(15,710)	—	(139,524)	—	—
Trade and other payables	(7,086)	(27,922)	(10,596)	(2,605)	(83)

Net assets/(liabilities)	215,635	(27,456)	(131,263)	648	7,281

	31.12.2020
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	6,258	—	—	—	—
Trade and other receivables	620	8,624	913	305	372
Cash and bank balances	181,575	3,829	45,203	—	15,086
Financial liabilities	(1,462)	—	—	—	—
Trade and other payables	(6,184)	(9,356)	(10,858)	(2,464)	—

Net assets/(liabilities)	180,807	3,097	35,258	(2,159)	15,458

US$’000	27,940	479	5,448	(334)	2,389

Foreign currency risk [Member]
Statement [LineItems]
Risk Sensitivity Analysis

	Profit before tax
	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Singapore Dollar	21,564	18,081	2,794
Euro	(2,746)	310	48
US Dollar	(13,126)	3,526	545
Renminbi	65	(216)	(33)

Equity price risk [member]
Statement [LineItems]
Risk Sensitivity Analysis
A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Statement of profit or loss	924	626	97